Repurchase Agreements - Non Trading - Summary of Repurchase Agreements Non Trading (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Repurchase Agreements [line items]
Repurchase agreements - non trading	£ 14,771	£ 10,910
Agreements with banks [member]
Disclosure Of Repurchase Agreements [line items]
Repurchase agreements - non trading	9,619	5,865
Agreements with customers [member]
Disclosure Of Repurchase Agreements [line items]
Repurchase agreements - non trading	£ 5,152	£ 5,045